Revenues (Details) - Schedule of revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues (Details) - Schedule of revenue [Line Items]
Research and development services	$ 495
Total revenue	10,493	3,399	7,070
Consumables [Member]
Revenues (Details) - Schedule of revenue [Line Items]
Total	1,631	554	650
Support services [Member]
Revenues (Details) - Schedule of revenue [Line Items]
Total	1,117	654	650	[1]
Sales of systems [Member]
Revenues (Details) - Schedule of revenue [Line Items]
Total	$ 7,250	$ 2,191	$ 5,770

[1]	Immaterial reclassification